Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Finite-Lived Intangible Assets [Line Items]
Intangible Assets

Note 12: Intangible Assets

The follow tables provide changes in other intangible assets for the six months ended June 30, 2022.

	Customer			Provider	Medical
	Relationships	Trademarks	Payor Contracts	Network	Licenses	Total
Balance at December 31, 2021	$678,300,000	$147,369,167	$4,700,271	$4,769,167	$700,000	$835,838,605
Amortization	(34,200,000)	(7,610,000)	(235,014)	(240,000)	—	(42,285,014)
Balance at June 30, 2022	$644,100,000	139,759,167	4,465,257	4,529,167	700,000	793,553,591

Amortization of intangible assets is anticipated to be approximately $84 million in each of the years 2022 through 2026. The weighted average remaining useful life of definite lived intangible assets is 9.4 years.

Note 12: Intangible Assets

The follow tables provide changes in intangible assets for the periods indicated.

	Predecessor
	Customer
	Relationships	Total
Balance at December 31, 2020	$—	$—
Acquisitions	2,045,604	2,045,604
Amortization	(34,396)	(34,396)
Balance at December 2, 2021	$2,011,208	$2,011,208

	Successor
	Customer		Payor	Provider	Medical
	Relationships	Trademarks	Contracts	Network	Licenses	Total
Balance at December 3, 2021(1)	$684,000,000	$147,700,000	$—	$3,700,000	$—	$835,400,000
Acquisitions	—	900,000	4,700,271	1,100,000	700,000	7,400,271
Amortization	(5,700,000)	(1,230,833)	—	(30,833)	—	(6,961,666)
Balance at December 31, 2021	$678,300,000	$147,369,167	$4,700,271	$4,769,167	$700,000	$835,838,605
(1)	Represents the opening balance of intangibles as of December 3, 2021 due to the Business Combination

Customer relationships recorded in the Predecessor Period of 2021 were associated with the acquisition of two medical practices. The opening balance of intangible assets at December 3, 2021 reflects the Business Combinations. Intangible assets recorded in the Successor Period of 2021 was associated with the Medcore Acquisition. See Note 7 “Business Combinations.”

Amortization of intangible assets is anticipated to be approximately $84.6 million in 2022 and 2023 and $84.1 million for each of the years 2024 through 2026. The weighted average remaining useful life of definite lived intangible assets is as below:

	Customer		Payor	Provider
	Relationships	Trademarks	Contracts	Network
Weighted average remaining useful life	9.9 years	9.9 years	10 years	9.9 years